SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [  ]: Amendment Number:
This Amendment  (Check only one.); [  ]  is a restatement
                                   [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Northern Capital Management
Address: 8018 Excelsior Drive, Suite 300
         Madison, WI 53717

Form 13F File Number: 28-1245

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen L. Hawk
Title: Chairman and Chief Executive Officer
Phone: (608) 831-8018

Signature, Place, and Date of Signing:

       Stephen L. Hawk       Madison, WI        Apr. 14, 2000
         [Signature]        [City, State]          [Date]


Report Type  (Check only one.):

[ X ]    13F HOLDINGS REPORT.

[   ]    13F NOTICE.

[   ]    13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager: NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:         NONE

Form 13F Information Table Entry Total:    105

Form 13F Information Table Value Total:    $1,117,506

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
FORM 13F INFORMATION TABLE

                                              VALUE    SHARES     INVESTMENT        - - -VOTING AUTHORITY - - -
NAME OF ISSUER       TITLE OF CLASS CUSIP     (x$1000) PRN AMT    DISCRETION MNGR   SOLE      SHARED   NONE
-------------------- -------------- --------- -------- ---------- ---------- ------ --------- -------- --------

Abbott Lab.          Common         002824100    1,298     36,894 SOLE                 35,746             1,148
Alltel Corp.         Common         020039103      229      3,626 SOLE                  3,626
Ambac Fin. Grp.      Common         023139108    2,726     54,175 SOLE                 53,725               450
Amer. Home Prod.     Common         026609107    1,334     24,870 SOLE                 24,570               300
Amer. Int'l Grp.     Common         026874107      999      9,119 SOLE                  8,897               222
Amgen, Inc.          Common         031162100    1,719     28,000 SOLE                 27,500               500
AMR Corporation      Common         001765106    8,709    273,225 SOLE                250,000            23,225
Anchor BanCorp.      Common         032839102      318     20,000 SOLE                 20,000
Anheuser Busch Co.   Common         035229103      984     15,800 SOLE                 15,400               400
Apple Computer Inc.  Common         037833100    5,857     43,125 SOLE                 43,125
Applied Materials    Common         038222105   22,092    234,393 SOLE                216,968            17,425
AT&T Corp.           Common         001957109   30,439    539,944 SOLE                501,477            38,467
AT&T Liberty Media   Class A Common 001957208   25,749    434,129 SOLE                405,447            28,682
Automatic Data Proc  Common         053015103      527     10,876 SOLE                 10,511               365
Avery Dennison       Common         053611109      274      4,492 SOLE                  4,210               282
Banc One Corp.       Common         059438101      691     20,090 SOLE                 20,090
Baxter Intl.         Common         071813109   16,259    259,359 SOLE                239,009            20,350
Boeing Co.           Common         097023105      332      8,755 SOLE                  8,755
Borders Group        Common         099709107      516     30,000 SOLE                 30,000
Bristol Myers Squib  Common         110122108   39,648    679,924 SOLE                626,947            52,977
Cardinal Health Inc. Common         14149Y108   28,127    613,125 SOLE                564,350            48,775
Cendant Corp.        Common         151313103   23,546  1,272,738 SOLE              1,184,815            87,923
Century Telephone    Common         156686107      624     16,816 SOLE                 16,566               250
Chase Manhattan      Common         16161A108   13,198    151,373 SOLE                136,523            14,850
Chevron Corp.        Common         166751107   18,337    198,375 SOLE                180,850            17,525
Cisco Systems        Common         17275R102   26,188    338,726 SOLE                297,726            41,000
Citigroup Inc.       Common         172967101   30,870    520,470 SOLE                476,786            43,684
Coca Cola Co.        Common         191216100   15,005    319,690 SOLE                296,270            23,420
Colgate Palmolive    Common         194162103    1,898     33,675 SOLE                 33,125               550
Computer Assoc.      Common         204912109      635     10,737 SOLE                 10,587               150
Computer Sciences    Common         205363104      394      4,975 SOLE                  4,825               150
Compuware Corp.      Common         205638109      511     24,260 SOLE                 24,050               210
Corning, Inc.        Common         219350105    1,019      5,250 SOLE                  5,250
Costco Companies     Common         22160Q102   10,594    201,550 SOLE                184,700            16,850
D S T Systems        Common         233326107    2,026     31,200 SOLE                 30,550               650
Dial Corp.           Common         25247D101    1,099     79,925 SOLE                 79,125               800
Electronic Data Sys  Common         285661104      689     10,740 SOLE                 10,640               100
EMC Corp.            Common         268648102   12,839    102,914 SOLE                 95,050             7,864
Enron Corp.          Common         293561106      696      9,300 SOLE                  8,900               400
Exxon Mobil          Common         30231G102      211      2,708 SOLE                  2,708
Fannie Mae           Common         313586109   28,122    498,283 SOLE                456,615            41,668
First Data Corp.     Common         319963104   26,398    596,561 SOLE                551,345            45,216
Fiserv, Inc.         Common         337738108      891     23,960 SOLE                 23,960
General Electric     Common         369604103   52,517    338,412 SOLE                311,596            26,816
Gillette Co.         Common         375766102      481     12,771 SOLE                 12,422               349
Halliburton Co.      Common         406216101      734     17,900 SOLE                                   17,900
Heinz, H.J. Co.      Common         423074103      442     12,675 SOLE                 12,625                50
Home Depot Inc.      Common         437076102   13,362    206,364 SOLE                190,843            15,521
Honeywell Intl.      Common         438506107      285      5,400 SOLE                  5,400
Household Intl.      Common         441815107      294      7,879 SOLE                  7,729               150
Intel Corp           Common         458140100   45,497    344,837 SOLE                318,191            26,646
Intl. Business Mach. Common         459200101    1,287     10,906 SOLE                 10,806               100
Intl. Game Tech.     Common         459902102      663     30,558 SOLE                 30,425               133
Johnson & Johnson    Common         478160104      603      8,600 SOLE                  8,525                75
Kimberly Clark       Common         494368103   17,532    313,070 SOLE                288,220            24,850
Kroger Co.           Common         501044101   20,197  1,149,991 SOLE              1,049,109           100,882
Lauder, Estee Co.    Class A        518439104      567     11,325 SOLE                 11,175               150
Lilly Eli & Co.      Common         532457108    1,805     28,816 SOLE                 28,691               125
M G I C Investment   Common         552848103      587     13,459 SOLE                 13,409                50
Marshall & Ilsley    Common         571834100      384      6,650 SOLE                  6,650
Masco Corp.          Common         574599106   12,392    563,275 SOLE                515,125            48,150
MBNA Corporation     Common         55262L100   19,946    782,199 SOLE                723,249            58,950
Mc Donalds Corp.     Common         580135101    1,203     32,015 SOLE                 31,400               615
MCI Worldcom, Inc.   Common         552673105    2,434     53,705 SOLE                 51,835             1,870
Media One Group      Common         58440J104    2,352     29,034 SOLE                 28,684               350
Medtronic, Inc.      Common         585055106      910     17,700 SOLE                 17,300               400
Merck & Co. Inc.     Common         589331107   26,099    420,099 SOLE                391,549            28,550
Microsoft Corp.      Common         594918104   51,339    483,192 SOLE                445,192            38,000
Motorola Inc.        Common         620076109   17,410    122,280 SOLE                113,705             8,575
Nabisco Hldgs. Corp  Class A        629526104      606     18,800 SOLE                 18,800
Nabisco Group Hldg   Common         62952P102      847     70,600 SOLE                 69,600             1,000
Nortel Networks      Common         665815106   25,587    203,070 SOLE                196,873             6,197
Oracle Corp.         Common         68389X105   23,591    302,206 SOLE                279,106            23,100
Pepsico, Inc.        Common         713448108    3,297     95,401 SOLE                 93,658             1,743
Pfizer, Inc.         Common         717081103   21,599    590,742 SOLE                549,546            41,196
Pharmacia Corp.      Common         71713U102      467      9,075 SOLE                  8,975               100
Phillips Petroleum   Common         718507106      721     15,582 SOLE                 14,532             1,050
Praxair Inc.         Common         74005P104   13,501    324,350 SOLE                291,100            33,250
Proctor & Gamble Co. Common         742718109   11,461    203,745 SOLE                189,533            14,212
Qualcomm Inc.        Common         747525103   13,453     90,100 SOLE                 83,375             6,725
Ralston Purina Co.   Com Ral-Pur GP 751277302   29,434  1,075,217 SOLE                990,042            85,175
Royal Dutch Petro.   NY reg Gld1.25 780257804      840     14,468 SOLE                 14,202               266
Sabre Holdings       Class A        785905100    9,024    247,229 SOLE                229,598            17,631
Safeway Stores Inc.  Common         786514208      844     18,655 SOLE                 18,400               255
SBC Comm. Inc.       Common         78387G103      256      6,071 SOLE                  5,874               197
Schlumberger Ltd.    Common         806857108   10,557    138,005 SOLE                132,457             5,548
Seagate Technology   Common         811804103   23,314    386,950 SOLE                363,050            23,900
Solectron Corp.      Common         834182107   13,644    340,025 SOLE                312,725            27,300
Sprint Corp.         Com fon group  852061100   14,933    237,025 SOLE                217,675            19,350
Sun Microsystems     Common         866810104   16,725    178,491 SOLE                164,191            14,300
Target Corp.         Common         87612E106   26,027    348,181 SOLE                323,049            25,132
Texas Instruments    Common         882508104   17,335    108,344 SOLE                 99,769             8,575
Time Warner, Inc.    Common         887315109   38,425    388,127 SOLE                355,342            32,785
Tyco Intl. Ltd.      Common         902124106      388      7,770 SOLE                  7,650               120
U.S. Industries Inc. Common         912080108    2,320    209,713 SOLE                208,576             1,137
U S West Inc.        Common         91273H101   13,557    186,677 SOLE                169,977            16,700
USG Corporation      Common         903293405    3,152     75,150 SOLE                 73,550             1,600
Walgreen Co.         Common         931422109   15,201    590,335 SOLE                547,135            43,200
Walmart Stores, Inc. Common         931142103      624     11,225 SOLE                 10,450               775
Walt Disney Co.      Common         254687106      412      9,950 SOLE                  9,450               500
Warner-Lambert Co.   Common         934488107   14,698    150,750 SOLE                140,550            10,200
Washington Mutual    Common         939322103   15,343    574,900 SOLE                522,625            52,275
Williams Co. Inc.    Common         969457100   25,583    582,250 SOLE                540,575            41,675
Xerox Corp.          Common         984121103   11,457    440,640 SOLE                407,740            32,900
Yahoo! Corp.         Common         984332106    2,344     13,675 SOLE                 13,675

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